INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2017	December 31, 2016
Concentrate	$2,179	$2,488
Ore stockpile	715	753
Materials and supplies	2,396	2,494
Silver bullion	4	9
	$5,294	$5,744